Cover	May 05, 2026
Cover [Abstract]
Entity Registrant Name	BARREL ENERGY INC.
Entity Central Index Key	0001631463
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 05, 2026
Entity File Number	000-56001
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	47-1963189
Entity Address Address Line 1	3859 S Valley View Blvd
Entity Address Address Line 2	Ste 2 #107
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89103
City Area Code	702
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	595-2247